SCHEDULE OF BASIC AND DILUTED LOSS PER SHARES SECURITIES (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,084,825	2,028,278	2,099,092	794,362
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,863,069	1,882,076	1,882,076	631,737
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	221,756	146,202	217,016	162,625